Components of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 83.7	$ 81.5
Employee stock based compensation	29,200,000	27,600,000
Deferred revenues	5,600,000	10,500,000
Tax credits	23.9	23.2
Other	23,500,000	15,900,000
Deferred tax assets before valuation allowance	165,900,000	158,700,000
Valuation allowance - mainly in respect to carryforward losses	(56,700,000)	(59,200,000)
Deferred tax asset	109,200,000	99,500,000
Intangible assets	(31,300,000)	(21,000,000.0)
Undistributed earnings of subsidiary	(9,900,000)	(9,900,000)
Other	(1,700,000)	(14,200,000)
Deferred tax liability	(42,900,000)	(45,100,000)
Deferred tax asset, net	$ 66.3	$ 54.4